Concentration and risks (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration and risks
Foreign currency exchange appreciation (depreciation) rate	2.00%	(7.00%)
Currency convertibility risk
Concentration and risks
Cash and cash equivalents, restricted cash and short-term investments	¥ 99,174	¥ 58,097